Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

December 17, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)

Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR is Post-Effective Amendment Nos. 258/272 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant. The purpose of this Amendment is to register Class I, Class II and Class Y shares of the NVIT Fidelity Institutional AM® Worldwide Fund, NVIT NASDAQ-100 Index Fund, and NVIT J.P. Morgan Inflation Managed Fund, each a new series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Michael E. Schapiro, Esquire, at (202) 507-5163.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

cc:	Allan Oster, Esquire

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